Debt (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Total debt	$ 357,549,710
Total current portion of long-term debt	34,022,095	$ 37,071,548
Non-current portion of long-term debt	317,313,028	367,352,022
Loans Payable [Member]
Total debt	357,549,710	412,666,867
Deferred finance fees	(6,214,587)	(8,243,297)
Net total debt	351,335,123	404,423,570
Current portion of long-term debt	35,990,448	39,282,538
Current portion of deferred finance fees	(1,968,353)	(2,210,990)
Total current portion of long-term debt	34,022,095	37,071,548
Non-current portion of long-term debt	317,313,028	367,352,022
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	30,696,643	64,201,180
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	7,820,000	8,885,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	32,000,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	147,892,409	162,115,591
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	124,461,340	132,272,938
ABN AMRO Revolving Facility [Member] | Loans Payable [Member]
Total debt	$ 14,679,318	$ 11,092,158